ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
June 30, 2014
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re: Allianz Funds (Registration Nos. 33-36528 and 811-6161)
Ladies and Gentlemen:
On behalf of Allianz Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 169 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class A, Class B, Class C, Class R, Institutional Class, Class R6, Class P, Administrative Class and Class D shares of eighteen series of the Trust.

2.	The Statement of Additional Information of the Trust.
The Amendment is being submitted in connection with the Trust’s annual update to its Registration Statement. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.
No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7239) or to George B. Raine (at 617-951-7556) of this firm.
Regards,
/s/ Maureen A. Meredith
Maureen A. Meredith, Esq.

cc:	Julian Sluyters
Thomas J. Fuccillo, Esq.
Debra Rubano, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.